UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/15/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 137
Form 13F Information Table Value Total: $ 606,611 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC COM                 COM              002567105      646 27915.00 SH       SOLE                                   27915.00
ABBOTT LABORATORIES            COM              002824100    17099 310061.64SH       SOLE                                  310061.64
ACCENTURE LTD                  COM              g1150g111     9696 275700.21SH       SOLE                                  275700.21
ADOBE SYSTEMS INC              COM              00724F101    10129 284623.00SH       SOLE                                  284623.00
AIRGAS INC                     COM              009363102     1853 40762.05 SH       SOLE                                   40762.05
ALLERGAN INC                   COM              018490102    15207 269675.85SH       SOLE                                  269675.85
ALLIANT TECHSYSTEMS INC        COM              018804104     1717 16585.00 SH       SOLE                                   16585.00
AMERICAN INTERNATIONAL GROUP I COM              026874107      648 15000.00 SH       SOLE                                   15000.00
AMETEK INC NEW COM             COM              031100100     1863 42445.21 SH       SOLE                                   42445.21
AMPHENOL CORP NEW-CL A         CL A             032095101     3267 87715.42 SH       SOLE                                   87715.42
ANADIGICS INC                  COM              032515108      312 47625.00 SH       SOLE                                   47625.00
ANIMAL HEALTH INTL INC COM     COM              03525N109      538 49225.00 SH       SOLE                                   49225.00
APTARGROUP INC                 COM              038336103     2414 62022.32 SH       SOLE                                   62022.32
ARBITRON INC COM               COM              03875Q108      589 13650.00 SH       SOLE                                   13650.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1552 45694.51 SH       SOLE                                   45694.51
BAKER HUGHES INC               COM              057224107      523  7642.00 SH       SOLE                                    7642.00
BANK OF NEW YORK MELLON CORP   COM              064058100    15845 379713.16SH       SOLE                                  379713.16
BE AEROSPACE INC COM           COM              073302101     2234 63940.00 SH       SOLE                                   63940.00
BOEING CO                      COM              097023105     7766 104430.90SH       SOLE                                  104430.90
BRIGHT HORIZON FAMILY COM      COM              109195107      623 14475.00 SH       SOLE                                   14475.00
BROADCOM CORP CL A             CL A             111320107     7799 404770.00SH       SOLE                                  404770.00
CATERPILLAR INC                COM              149123101    16262 207717.50SH       SOLE                                  207717.50
CENTRAL EUROPEAN DIST COM      COM              153435102     3529 60655.00 SH       SOLE                                   60655.00
CHEVRONTEXACO CORP             COM              166764100      818  9588.85 SH       SOLE                                    9588.85
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     8804 18768.23 SH       SOLE                                   18768.23
CIMAREX ENERGY CO              COM              171798101      775 14175.00 SH       SOLE                                   14175.00
CISCO SYSTEMS INC              COM              17275R102    10194 423168.00SH       SOLE                                  423168.00
CIT GROUP INC                  COM              125581108     5444 459426.92SH       SOLE                                  459426.92
CITRIX SYSTEMS INC             COM              177376100     1594 54380.00 SH       SOLE                                   54380.00
CLEAN HARBORS, INC.            COM              184496107      732 11275.00 SH       SOLE                                   11275.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2638 91520.00 SH       SOLE                                   91520.00
COLGATE PALMOLIVE CO.          COM              194162103    17056 218927.76SH       SOLE                                  218927.76
COMMVAULT SYSTEMS INC COM      COM              204166102      443 35775.00 SH       SOLE                                   35775.00
CORE LABS                      COM              N22717107     1778 14905.00 SH       SOLE                                   14905.00
DAVITA INC                     COM              23918k108     1469 30770.00 SH       SOLE                                   30770.00
DEAN FOODS CO NEW COM          COM              242370104     1378 68635.00 SH       SOLE                                   68635.00
DENBURY RES INC COM NEW        COM              247916208     2529 88585.00 SH       SOLE                                   88585.00
DONALDSON CO INC               COM              257651109     1708 42421.72 SH       SOLE                                   42421.72
DRIL-QUIP INC COM              COM              262037104      533 11485.00 SH       SOLE                                   11485.00
DUN & BRADSTREET CORP          COM              26483e100     3316 40756.02 SH       SOLE                                   40756.02
DYNAMIC MATLS CORP COM         COM              267888105      500 11575.00 SH       SOLE                                   11575.00
EMERSON ELECTRIC CO            COM              291011104    15947 309893.58SH       SOLE                                  309893.58
EURONET WORLDWIDE              COM              298736109      380 19775.00 SH       SOLE                                   19775.00
EXPEDITORS INTERNATIONAL OF WA COM              302130109     1052 23305.00 SH       SOLE                                   23305.00
EXXON MOBIL CORP               COM              30231G102    16066 189957.86SH       SOLE                                  189957.86
FCSTONE GROUP INC COM          COM                             337 12175.00 SH       SOLE                                   12175.00
FOUNDATION COAL HLDGS COM      COM              35039W100     1481 29435.00 SH       SOLE                                   29435.00
GAMING PARTNERS INTL COM       COM              36467a107      341 49500.00 SH       SOLE                                   49500.00
GEN-PROBE INC NEW COM          COM              36866T103     2911 60410.00 SH       SOLE                                   60410.00
GENERAL ELECTRIC CO            COM              369604103    14560 393423.66SH       SOLE                                  393423.66
GRAHAM CORP COM                COM              384556106      467 13125.00 SH       SOLE                                   13125.00
HARMONIC INC COM               COM              413160102      440 57975.00 SH       SOLE                                   57975.00
HAYNES INTERNATL INC COM NEW   COM              420877201      457  8340.00 SH       SOLE                                    8340.00
HCC INSURANCE HOLDINGS INC     COM              404132102     2209 97363.94 SH       SOLE                                   97363.94
HEALTHCARE SVCS GP INC         COM              421906108      610 29600.00 SH       SOLE                                   29600.00
HEALTHTRONICS INC COM          COM              42222L107      344 106350.00SH       SOLE                                  106350.00
HEALTHWAYS INC COM             COM              422245100      469 13285.00 SH       SOLE                                   13285.00
HENRY SCHEIN INC               COM              806407102     1876 32690.00 SH       SOLE                                   32690.00
HMS HOLDINGS CORP              COM              40425j101     2259 79150.00 SH       SOLE                                   79150.00
HOLOGIC INC                    COM              436440101     1737 31248.99 SH       SOLE                                   31248.99
IBM                            COM              459200101    11030 95799.29 SH       SOLE                                   95799.29
INFUSYSTEMS HLDGS INC COM      COM                             301 122125.00SH       SOLE                                  122125.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2784 21340.00 SH       SOLE                                   21340.00
INTERNATIONAL GAME TECH        COM              459902102    12427 309055.00SH       SOLE                                  309055.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      660 14300.00 SH       SOLE                                   14300.00
ISHARES TR S&P SMLCAP 600      S&PSMLCAP 600    464287804      505  8430.00 SH       SOLE                                    8430.00
J P MORGAN CHASE & CO.         COM              46625h100    11113 258757.67SH       SOLE                                  258757.67
JOSEPH BANK CLOTHIERS          COM              480838101      373 18240.00 SH       SOLE                                   18240.00
JUNIPER NETWORK INC            COM              48203R104     1523 60955.00 SH       SOLE                                   60955.00
KBW INC                        COM              482423100      427 19375.00 SH       SOLE                                   19375.00
KELLOGG CO                     COM              487836108    15124 287765.79SH       SOLE                                  287765.79
KNOT INC COM                   COM              499184109     1160 98775.00 SH       SOLE                                   98775.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    13278 121446.43SH       SOLE                                  121446.43
LADISH INC                     COM              505754200      492 13675.00 SH       SOLE                                   13675.00
LAZARD LTD SHS A               CL A             G54050102     1730 45311.74 SH       SOLE                                   45311.74
LIFECELL                       COM              531927101      498 11850.00 SH       SOLE                                   11850.00
LKQ CORP COM                   COM              501889208     2965 131986.00SH       SOLE                                  131986.00
LOGITECH INTL                  COM              h50430232     1733 68160.00 SH       SOLE                                   68160.00
LUNDIN MINING CORP COM         COM              550372106     1500 221025.00SH       SOLE                                  221025.00
MACQUARIE INFRSTRCTRE SH BEN I COM              55607X108      434 14900.00 SH       SOLE                                   14900.00
MEDTRONIC INC                  COM              585055106    16483 340780.78SH       SOLE                                  340780.78
METLIFE INSURANCE              COM              59156R108    11197 185822.21SH       SOLE                                  185822.21
MICROCHIP TECHNOLOGY INC       COM              595017104     2010 61437.76 SH       SOLE                                   61437.76
MICROSOFT CORP                 COM              594918104    10670 376000.28SH       SOLE                                  376000.28
MIDCAP SPDR TR UNIT SER 1      COM              595635103     1427 10115.68 SH       SOLE                                   10115.68
NATCO                          COM              63227W203     2082 44550.00 SH       SOLE                                   44550.00
NATIONAL CINEMEDIA             COM              635309107     1717 76382.28 SH       SOLE                                   76382.28
NATIONAL INTERSTATE CP COM     COM              63654u100      413 17700.00 SH       SOLE                                   17700.00
NETAPP INC                     COM              64110d104    10192 508330.00SH       SOLE                                  508330.00
NEWFIELD EXPLORATION CO.       COM              651290108     3275 61970.00 SH       SOLE                                   61970.00
NOBLE ENRGY INC COM            COM              655044105     1736 23850.72 SH       SOLE                                   23850.72
NUCO2                          COM              629428103      599 21600.00 SH       SOLE                                   21600.00
OCCIDENTAL PETE CORP           COM              674599105    10914 149173.00SH       SOLE                                  149173.00
PEABODY ENERGY CORP COM        COM              704549104     6011 117879.39SH       SOLE                                  117879.39
PEPSICO INC                    COM              713448108    17647 244427.94SH       SOLE                                  244427.94
PETSMART INC                   COM              716768106     1244 60905.51 SH       SOLE                                   60905.51
PHOENIX TECHNOLOGY LTD COM     COM                             324 20725.00 SH       SOLE                                   20725.00
PPD INC                        COM              717124101     1513 36131.83 SH       SOLE                                   36131.83
PRAXAIR INC                    COM              74005P104    17691 210033.18SH       SOLE                                  210033.18
PRECISION CASTPARTS CP COM     COM              740189105     1530 14990.09 SH       SOLE                                   14990.09
PROCTER & GAMBLE CO            COM              742718109      677  9665.19 SH       SOLE                                    9665.19
QUAKER CHEMICAL CORP           COM              747316107      849 27150.00 SH       SOLE                                   27150.00
QUALCOMM INC                   COM              747525103    10016 244293.69SH       SOLE                                  244293.69
QUEST SOFTWARE INC             COM              74834t103      448 34325.00 SH       SOLE                                   34325.00
RBC BEARINGS INC.              COM              75524b104      581 15650.00 SH       SOLE                                   15650.00
REINSURANCE GP AMER            COM              759351109     1669 30670.69 SH       SOLE                                   30670.69
ROBERT HALF INTERNATIONAL INC  COM              770323103      779 30291.96 SH       SOLE                                   30291.96
ROCKWELL COLLINS INC           COM              774341101     3228 56491.17 SH       SOLE                                   56491.17
SCHLUMBERGER LTD               COM              806857108    11309 129997.67SH       SOLE                                  129997.67
SCRIPPS E W CO OHIO CL A       CL A             811054204     1765 42017.56 SH       SOLE                                   42017.56
SEI INVESTMENTS CO COM         COM              784117103     1691 68505.00 SH       SOLE                                   68505.00
SMITH INTERNATIONAL INC        COM              832110100    12027 187251.08SH       SOLE                                  187251.08
SOTHEBYS HLDGS INC CL A        CL A             835898107     1927 66688.31 SH       SOLE                                   66688.31
STAPLES INC                    COM              855030102    15522 702038.00SH       SOLE                                  702038.00
SUPER MICRO COMP INC COM       COM              86800u104      457 54750.00 SH       SOLE                                   54750.00
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100    12174 208075.00SH       SOLE                                  208075.00
T ROWE PRICE GROUP INC         COM              74144t108    16771 335439.45SH       SOLE                                  335439.45
TALEO CORP CL A                CL A             87424n104      575 29675.00 SH       SOLE                                   29675.00
TEREX CORP                     COM              880779103     3008 48130.00 SH       SOLE                                   48130.00
TETRA TECH INC NEW             COM              88162g103     1747 89565.00 SH       SOLE                                   89565.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      519 30800.00 SH       SOLE                                   30800.00
TEXAS INSTRUMENTS INC          COM              882508104     9585 339081.11SH       SOLE                                  339081.11
THE BANCORP, INC               COM              05969a105      315 26150.00 SH       SOLE                                   26150.00
THERMO FISHER SCIENTIFIC INC   COM              883556102    16300 286787.00SH       SOLE                                  286787.00
THQ INC                        COM              872443403     1793 82260.00 SH       SOLE                                   82260.00
TRANSOCEAN INC.                COM              g90073100    11550 85432.00 SH       SOLE                                   85432.00
VCA ANTECH INC                 COM              918194101     1596 58380.00 SH       SOLE                                   58380.00
WATSON WYATT WORLDWIDE         COM              942712100      685 12075.00 SH       SOLE                                   12075.00
WD-40 COMPANY                  COM              929236107      591 17800.00 SH       SOLE                                   17800.00
I SHARES S&P EUROPE 350	       S&P EURO PLUS    464287861     2157    20548 SH       SOLE                                      20548
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      557     4110 SH       SOLE                                       4110
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2475    34427 SH       SOLE                                      34427
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      532    29498 SH       SOLE                                      29498